Investments - Gross realized gains and losses on available for sale fixed maturity investment transactions (Details) - Fixed maturities - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Gross realized gains and losses on the sale of available for sale fixed maturity and equity security investments
Gross gains	$ 30	$ 17	$ 37
Gross losses	$ (16)	$ (12)	$ (19)